Non-cash items (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Non-cash Items
Depreciation	$ 122	$ 286
(Gain) loss on derivative warrant liabilities	2,317	(6,232)
Change in fair value of convertible debentures		901
Share based expense	3,113	2,933
Reclamation expense	134	134
Forgiveness of interest		(35)
Deferred revenue	2,485
Foreign exchange		50
Loss on assets disposal	36
Total Non-cash items	$ 8,207	$ (1,963)